K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

July 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

Re:	EQ Advisors Trust (File No. 333-205386) – Post-Effective Amendment No. 1 to the Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder is Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-14 (the “Registration Statement”).

The Post-Effective Amendment includes a Notice of Special Meeting of Shareholders of CharterSM Fixed Income Portfolio and CharterSM Equity Portfolio (the “Acquired Portfolios”), each a series of AXA Premier VIP Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information and forms of voting instruction and proxy cards relating to the special meeting of shareholders of the Acquired Portfolios scheduled to be held on September 17, 2015 (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of CharterSM Fixed Income Portfolio into EQ/Core Bond Index Portfolio, a series of the Trust; and the reorganization of CharterSM Equity Portfolio into EQ/Common Stock Index Portfolio, which is also a series of the Trust.

The Trust is filing the Post-Effective Amendment to respond to comments received on July 20, 2015 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on the Trust’s Registration Statement as filed with the SEC on June 30, 2015, to update the Meeting and transaction dates, to include exhibits and other information not included in the Registration Statement, and to make other minor clarifying, updating, and stylistic changes. The Post-Effective Amendment is marked to show changes from the Registration Statement.

Page 2 July 30, 2015

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Michael Weiner, Esq.

AXA Equitable Funds Management Group, LLC